Note 23 - Other Reserves (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Other reserves [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Equity instruments	27,057	26,087	26,090	25,072
Share option reserve	-	3,713	3,713	3,713
Capital raising costs	(6,009)	(9,722)	(9,722)	(9,722)
Treasury shares	-	(13)	(246)	(592)
Equity incentive costs	344	-	-	-
Foreign exchange	16	11	11	(88)
Total	21,408	20,076	19,846	18,383